BUSINESS COMBINATION (Details 12) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Carrying amount [member] | Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 41,693
Trade receivables	5,745
Other assets	246
Recoverable taxes and contributions	5,420
Deferred taxes	9,521
Judicial deposits	151
Property, plant and equipment	106,695
Intangíible assets	104,499
Total assets acquired	273,970
Trade payables	157
Labor obligations	364
Taxes payable	1,945
Concession payable	12,281
Other accounts	1,567
Advances from customer	100,012
Concession payable	77,646
Total liabilities assumed	193,972
Total equity acquired	79,998
Fair Value Adjustments [Member] | Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	195,026
Intangíible assets	83,610
Total assets acquired	278,636
Total equity acquired	278,636
Total Fair Value [Member] | Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	41,693
Trade receivables	5,745
Other assets	246
Recoverable taxes and contributions	5,420
Deferred taxes	9,521
Judicial deposits	151
Property, plant and equipment	301,721
Intangíible assets	188,109
Total assets acquired	552,606
Trade payables	157
Labor obligations	364
Taxes payable	1,945
Concession payable	12,281
Other accounts	1,567
Advances from customer	100,012
Concession payable	77,646
Total liabilities assumed	193,972
Total equity acquired	R$ 358,634
Business Property Plant And Equipment 1 [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	The values of fixed assets were adjusted by the difference between the revalued value of fixed assets and their respective net book value, according to a technical evaluation carried out by an independent appraiser for the groups of assets represented by improvements constructions, vehicles, furniture and fixtures. The useful lives follow the terms disclosed in note 12.
Business Property Plant And Equipment 1 [Member] | Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	The values of fixed assets were adjusted by the difference between the revalued value of fixed assets and their respective net book value, according to a technical evaluation carried out by an independent appraiser for the groups of assets represented by buildings, vehicles, furniture and fixtures. The useful lives follow the terms disclosed in note 11
Carrying Amount 1 [Member] | Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 106,695
Intangible assets	104,499
Fair Value Adjustments 1 [Member] | Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	195,026
Total Fair Value 1 [Member] | Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 301,721
Intangible Assets 1 [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as of the base date stipulated in the evaluation.
Intangible Assets 1 [Member] | Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as from the base date stipulated in the evaluation and Incremental Cash Flow, where the economic gain generated by the spread between the contract value and the spot value of energy was the basis of a free cash flow.
Fair Value Adjustments 2 [Member] | Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 83,610
Total Fair Value 2 [Member] | Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	188,109
Carrying Amount One [Member]
IfrsStatementLineItems [Line Items]
Total	201,424
Carrying Amount One [Member] | Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Total	211,194
Fair Value Adjustments One [Member]
IfrsStatementLineItems [Line Items]
Total	259,602
Fair Value Adjustments One [Member] | Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Total	278,636
Total Fair Value One [Member]
IfrsStatementLineItems [Line Items]
Total	461,026
Total Fair Value One [Member] | Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 489,830